10. Income Taxes - December 31, 2012 (Details) - Deferred Income Tax Assets and Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Income Tax Assets and Liabilities [Abstract]
Net operating loss carried forward	$ 295,385	$ 95,420
Valuation allowance	$ (295,385)	$ (95,420)